Long-Term Debt - Additional Information 1 (Detail)	12 Months Ended				12 Months Ended					0 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Aug. 31, 2013 USD ($)	Dec. 31, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	May 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	Dec. 31, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] Foreign Currency Derivatives [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] Foreign Currency Derivatives [Member] NOK	Sep. 03, 2013 Norwegian Kroner denominated bonds due September 2018 [Member] NOK	Dec. 31, 2013 Norwegian Kroner denominated bonds due September 2018 [Member] USD ($)	Sep. 03, 2013 Norwegian Kroner denominated bonds due September 2018 [Member] Foreign Currency Derivatives [Member] USD ($)	Sep. 03, 2013 Norwegian Kroner denominated bonds due September 2018 [Member] Foreign Currency Derivatives [Member] NOK	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Euro-denominated Term Loans due through 2023 [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Euro-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued						700,000,000	700,000,000			900,000,000
Carrying amount of bonds					115,300,000						148,200,000
Reference rate for the variable rate of the debt instrument					NIBOR	NIBOR					NIBOR			EURIBOR	EURIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility					5.25%	5.25%				4.35%							0.30%	0.60%	3.20%	2.25%
Fixed interest payment rate for currency swap								6.88%	6.88%			6.43%	6.43%
Transfer of principal amount								125,000,000	700,000,000			150,000,000	900,000,000
Long-term debt	1,777,507,000	1,413,353,000		963,000,000										340,221,000	247,600,000	341,382,000
Number of vessels, collateral														The term loans are collateralized by first-priority mortgages on two vessels to which the loans relate, together with certain other related security and are guaranteed by the Partnership and one of its subsidiaries.	The term loans are collateralized by first-priority mortgages on two vessels to which the loans relate, together with certain other related security and are guaranteed by the Partnership and one of its subsidiaries.
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.48%	2.29%
Foreign exchange (loss) gains	(15,832,000)	(8,244,000)	10,310,000
Aggregate annual long-term debt principal repayments, 2014	97,100,000
Aggregate annual long-term debt principal repayments, 2015	153,900,000
Aggregate annual long-term debt principal repayments, 2016	100,800,000
Aggregate annual long-term debt principal repayments, 2017	218,200,000
Aggregate annual long-term debt principal repayments, 2018	762,400,000
Aggregate annual long-term debt principal repayments, thereafter	445,100,000
Amount of minimum liquidity of partnership term loans to be held by Teekay Corporation	Greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Minimum liquidity cash and cash equivalents	$ 50,000,000
Percentage of Teekay Corporation's consolidated debt to be maintained by Teekay Corporation as cash and cash equivalents	5.00%